Note 19 - Subsequent Events (Details Textual) - USD ($)								2 Months Ended	12 Months Ended
	May 11, 2023	Apr. 25, 2023	Dec. 21, 2022	Sep. 29, 2022	Aug. 23, 2022	Aug. 23, 2022	Apr. 08, 2022	Mar. 07, 2023	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											1,591,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 2.66	$ 2.5	$ 2.47	$ 3.99
Warrants Issued With Promissory Notes [Member]
Proceeds from Issuance of Debt			$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	375,000	375,000	62,500	625,000	625,000	625,000		312,500
Warrants and Rights Outstanding, Term (Year)	10 years	10 years	10 years	10 years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.5	$ 2.5	$ 2.6	$ 2.6	$ 2.6	$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)	25,000	25,000	25,000	25,000	25,000	25,000
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt	$ 1,500,000	$ 1,500,000		$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 3,700,000		$ 2,075,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					625,000	625,000	925,000		311,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 2.6	$ 2.6	$ 2.35		$ 2.21
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%		8.00%	8.00%	8.00%
One Director [Member] | Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt								$ 1,250,000